Comparative Information	12 Months Ended
Jun. 30, 2024
Comparative Information [Abstract]
Comparative Information	Note 5. Comparative Information The information disclosed for comparative purposes arises from the consolidated financial statements of Moolec Science SA as of June 30, 2023 and 2022.